ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at March 31, 2024 and December 31, 2023 consist of the following:

	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Accrued accounting and legal	$1,608	$1,277
Accrued reimbursements and travel	9	9
Accrued consulting	682	804
Accrued research and development expenses	812	802
Accrued marketing	334	333
Accrued office and other	704	290
Accrued payroll	672	601
	$4,821	$4,116

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2023 and 2022 consist of the following:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Accrued accounting and legal	$1,277	$646
Accrued reimbursements and travel	9	33
Accrued consulting	804	546
Accrued research and development expenses	802	625
Accrued marketing	333	256
Accrued office and other	290	220
Accrued payroll	601	513
Accrued settlement related to arbitration	-	13
	$4,116	$2,852